UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Information Technology - 30.7%
Communications Equipment - 7.2%
Cisco Systems, Inc. (a)	949,200	$18,338,544
Corning, Inc.	405,000	5,921,100
QUALCOMM, Inc.	397,800	16,834,896

		41,094,540

Computers & Peripherals - 4.7%
EMC Corp. (a)	533,200	6,680,996
Hewlett-Packard Co.	450,100	16,194,598
NetApp, Inc. (a)	212,100	3,881,430

		26,757,024

Internet Software & Services - 3.0%
Google, Inc.-Class A (a)	42,800	16,947,516

IT Services - 1.0%
Visa, Inc.-Class A	84,100	5,463,136

Semiconductors & Semiconductor Equipment - 6.1%
Altera Corp.	276,200	4,504,822
Analog Devices, Inc.	371,400	7,903,392
Intel Corp.	1,157,100	18,259,038
Linear Technology Corp.	90,000	1,960,200
Marvell Technology Group Ltd. (a)	203,100	2,230,038

		34,857,490

Software - 8.7%
Activision Blizzard, Inc. (a)	278,300	2,997,291
Adobe Systems, Inc. (a)	362,500	9,914,375
Microsoft Corp.	578,300	11,716,358
Red Hat, Inc. (a)	509,900	8,805,973
Salesforce.com, Inc. (a)	72,100	3,086,601
Symantec Corp. (a)	490,900	8,468,025
Synopsys, Inc. (a)	191,700	4,175,226

		49,163,849

		174,283,555

Health Care - 14.5%
Biotechnology - 3.8%
Amgen, Inc. (a)	58,600	2,840,342
Celgene Corp. (a)	221,890	9,479,141
Gilead Sciences, Inc. (a)	203,330	9,312,514

		21,631,997

Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	15,100	1,389,351
Baxter International, Inc.	203,700	9,879,450
Becton Dickinson & Co.	124,300	7,517,664
Covidien Ltd.	95,200	3,139,696

		21,926,161

Health Care Providers & Services - 2.3%
Aetna, Inc.	141,600	3,116,616
Medco Health Solutions, Inc. (a)	231,180	10,067,889

		13,184,505

Pharmaceuticals - 4.5%
Abbott Laboratories	96,200	4,025,970
Bristol-Myers Squibb Co.	412,200	7,914,240
Schering-Plough Corp.	275,500	6,342,010
Teva Pharmaceutical Industries Ltd. (Sponsored)(ADR)	124,350	5,457,721
Wyeth	47,600	2,018,240

		25,758,181

		82,500,844

Consumer Discretionary - 12.5%
Diversified Consumer Services - 0.8%
ITT Educational Services, Inc. (a)	45,800	4,615,266

Hotels, Restaurants & Leisure - 1.5%
McDonald’s Corp.	163,900	8,734,231

Internet & Catalog Retail - 0.9%
Amazon.Com, Inc. (a)	62,800	5,056,656

Media - 4.2%
The DIRECTV Group, Inc. (a)	192,100	4,750,633
Liberty Media Corp. - Entertainment Series A (a)	309,900	7,546,065
Time Warner Cable, Inc.-Class A	151,913	4,896,156
Time Warner, Inc.	146,400	3,195,912
The Walt Disney Co.	152,800	3,346,320

		23,735,086

Multiline Retail - 2.0%
Kohl’s Corp. (a)	129,600	5,877,360
Target Corp.	133,400	5,504,084

		11,381,444

Specialty Retail - 0.8%
Ross Stores, Inc.	124,500	4,723,530

Textiles, Apparel & Luxury Goods - 2.3%
Nike, Inc.-Class B	139,300	7,309,071
Polo Ralph Lauren Corp.-Class A	101,800	5,480,912

		12,789,983

		71,036,196

Industrials - 12.4%
Aerospace & Defense - 4.0%
Honeywell International, Inc.	203,700	6,357,477
Lockheed Martin Corp.	72,500	5,693,425
United Technologies Corp.	219,600	10,725,264

		22,776,166

Airlines - 0.3%
Continental Airlines, Inc.-Class B (a)	158,200	1,664,264

Construction & Engineering - 0.6%
Fluor Corp.	85,680	3,244,701

Electrical Equipment - 2.3%
Ametek, Inc.	211,620	6,816,280
Cooper Industries Ltd.-Class A	101,100	3,315,069
Emerson Electric Co.	89,190	3,036,028

		13,167,377

Machinery - 2.6%
Danaher Corp.	134,870	7,881,803
PACCAR, Inc.	190,600	6,754,864

		14,636,667

Road & Rail - 1.0%
Union Pacific Corp.	122,200	6,004,908

Trading Companies & Distributors - 1.6%
WW Grainger, Inc.	107,400	9,008,712

		70,502,795

Consumer Staples - 12.1%
Beverages - 4.4%
The Coca-Cola Co.	285,400	12,286,470
PepsiCo, Inc.	250,200	12,449,952

		24,736,422

Food & Staples Retailing - 4.6%
CVS Caremark Corp.	220,400	7,004,312
Wal-Mart Stores, Inc.	378,500	19,076,400

		26,080,712

Food Products - 0.3%
General Mills, Inc.	39,000	1,976,910

Tobacco - 2.8%
Altria Group, Inc.	212,500	3,470,125
Philip Morris International, Inc.	341,100	12,347,820

		15,817,945

		68,611,989

Energy - 9.7%
Energy Equipment & Services - 5.4%
Cameron International Corp. (a)	274,360	7,018,129
National Oilwell Varco, Inc. (a)	234,700	7,106,716
Schlumberger Ltd.	331,060	16,218,629

		30,343,474

Oil, Gas & Consumable Fuels - 4.3%
Apache Corp.	119,200	8,684,912
EOG Resources, Inc.	51,600	3,275,568
Petroleo Brasileiro SA(ADR)	129,000	4,330,530
StatoilHydro ASA(ADR)	341,800	6,357,480
XTO Energy, Inc.	54,900	1,902,834

		24,551,324

		54,894,798

Financials - 3.2%
Capital Markets - 1.4%
The Blackstone Group LP	200,000	1,958,000
Franklin Resources, Inc.	20,600	1,245,888
The Goldman Sachs Group, Inc.	21,200	2,724,200
Morgan Stanley	80,300	1,898,292

		7,826,380

Diversified Financial Services - 1.1%
CME Group, Inc.-Class A	9,281	2,054,350
IntercontinentalExchange, Inc. (a)	24,400	2,137,440
JP Morgan Chase & Co.	62,140	2,050,620

		6,242,410

Insurance - 0.7%
Aflac, Inc.	74,100	2,140,749
Axis Capital Holdings Ltd.	76,800	1,892,352

		4,033,101

		18,101,891

Materials - 1.6%
Chemicals - 1.4%
Monsanto Co.	92,050	7,814,125

Metals & Mining - 0.2%
Cliffs Natural Resources, Inc.	52,900	1,219,874

		9,033,999

Telecommunication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Leap Wireless International, Inc. (a)	98,500	3,552,895

Total Common Stocks (cost $553,255,278)		552,518,962

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $7,607,344)	7,607,344	7,607,344

Total Investments - 98.7% (cost $560,862,622) (c)		560,126,306
Other assets less liabilities - 1.3%		7,539,448

Net Assets - 100.0%		$567,665,754

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

(c)	As of April 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,085,426 and gross unrealized depreciation of investments was $(40,821,742), resulting in net unrealized depreciation of $(736,316).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt
LP	- Limited Partnership

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$560,126,306		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$560,126,306		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	June 22, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	June 22, 2009